Document and Entity Information	3 Months Ended
May 03, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	May 03, 2014
Trading Symbol	VNCE
Entity Registrant Name	VINCE HOLDING CORP.
Entity Central Index Key	0001579157
Entity Filer Category	Non-accelerated Filer